Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance under the Company's 2026 Inducement Plan
Amount Registered | shares	174,220
Proposed Maximum Offering Price per Unit	39.245
Maximum Aggregate Offering Price	$ 6,837,263.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 944.23
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, par value $0.001 per share (the "Common Stock") that become issuable under the Radian Group Inc. 2026 Inducement Grant Equity Plan, as amended as of August 6, 2026 (the "2026 Inducement Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction pursuant to the anti-dilution provisions of the 2026 Inducement Plan. (2) Represents 174,220 shares of Common Stock reserved for future issuance under the 2026 Inducement Plan. (3) Estimated in accordance with Rule 457(c) and (h) of the Securities Act. Such computation is based on the average of the high and low prices as reported on the New York Stock Exchange on August 5, 2026.